NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Summary of Rollforward of Newbuilding
Movements in the three years ended December 31, 2024 are as follows:

(in thousands of $)
Balance at January 1, 2022	130,633
Installments and other costs paid and payable	299,963
Transfer to Vessels and equipment	(386,241)
Capitalized borrowing costs	3,636
Balance at December 31, 2022	47,991
Installments and other costs paid and payable	145,753
Transfer to Vessels and equipment	(193,878)
Capitalized borrowing costs	134
Balance at December 31, 2023	—
Balance at December 31, 2024	—